INVENTORIES (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
INVENTORIES.
Crude oil and other raw materials	¥ 139,307	¥ 109,940
Work in progress	14,536	15,701
Finished goods	93,994	84,174
Spare parts and consumables	2,987	2,515
Inventories, book value	250,824	212,330
Less: Allowance for diminution in value of inventories	(6,583)	(4,897)	¥ (3,107)	¥ (2,597)
Inventories	¥ 244,241	¥ 207,433